Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade and Other Payables [Abstract]
Trade payables	$ 1,727,809	$ 1,323,135
Employee benefits payable	68,885	59,267
Accrual and other payables	25,065	33,780
Total	$ 1,821,759	$ 1,416,182